Finance income and charges (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of finance income and charges

	2020	2019	2018
	£ million	£ million	£ million
Interest income	192	232	155
Fair value gain on financial instruments	123	155	61
Total interest income(i)	315	387	216
Interest charge on bank loans, bonds and overdrafts(ii)	(390)	(349)	(322)
Interest charge on leases classified as finance leases under the previous standard	(6)	(7)	(9)
Interest charge on leases (IFRS 16 adoption impact)(iii)	(9)	—	—
Interest charge on all other borrowings(ii)	(120)	(122)	(64)
Fair value loss on financial instruments	(123)	(157)	(62)
Total interest charges(i)	(648)	(635)	(457)
Net interest charges	(333)	(248)	(241)
Net finance income in respect of post employment plans in surplus (note 13)	26	29	9
Hyperinflation adjustment in respect of Venezuela (note 1)	6	10	18
Interest income in respect of direct and indirect tax	16	16	—
Other finance income	3	—	—
Total other finance income	51	55	27
Net finance charge in respect of post employment plans in deficit (note 13)	(17)	(22)	(20)
Unwinding of discounts	(24)	(17)	(14)
Interest charge in respect of direct and indirect tax	(22)	(11)	(10)
Change in financial liability (Level 3)	(6)	(8)	—
Other finance charges (exceptional)(iv)	—	(9)	—
Guarantee fees	(1)	—	—
Other finance charges	(1)	(3)	(2)
Total other finance charges	(71)	(70)	(46)
Net other finance charges	(20)	(15)	(19)

(i)
Includes £46 million interest income and £(471) million interest charge in respect of  financial assets and liabilities that are not measured at fair value through the income statement (2019 - £86 million income and £(439) million charge; 2018 - £73 million income and £(394) million charge).

(ii)
The presentation of the years ended 30 June 2019 and 30 June 2018 have been changed due to a reclassification to include £302 million (2018 - £269 million) of interest in respect of bonds formerly included previously in ‘interest charge on all other borrowings’.

(iii)
Interest expense of £9 million for the year ended 30 June 2020 in respect of leases that in prior years were classified as operating leases under the previous accounting standard (and were charged to other external charges) and following the adoption of IFRS 16 have now been capitalised.

(iv)	In respect of the French tax audit settlement (see note 7(b)(ii)).